Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Conservative Profile Fund - Class L | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.04%
Empower Conservative Profile Fund - Class L | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.43%
Empower Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.31%
Empower Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
Empower Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
Empower Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.38%
Empower Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.31%
Empower Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Empower Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.99%
Empower Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower Conservative Profile Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.04%
Empower Conservative Profile Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.43%
Empower Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.31%
Empower Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
Empower Conservative Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
Empower Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.38%
Empower Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.31%
Empower Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Empower Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.99%
Empower Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower Conservative Profile Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.04%
Empower Conservative Profile Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.43%
Empower Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.31%
Empower Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
Empower Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.43%
Empower Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.38%
Empower Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.31%
Empower Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.55%
Empower Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.99%
Empower Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Empower Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower Moderately Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Moderately Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Empower Moderately Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Empower Moderately Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.68%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.42%
Empower Moderately Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Empower Moderately Conservative Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
Empower Moderately Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Moderately Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.89%
Empower Moderately Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.68%
Empower Moderately Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.42%
Empower Moderately Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.91%
Empower Moderately Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.98%
Empower Moderately Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
Empower Moderately Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.68%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.42%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Moderately Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.89%
Empower Moderately Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.68%
Empower Moderately Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.42%
Empower Moderately Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.91%
Empower Moderately Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.98%
Empower Moderately Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
Empower Moderately Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Moderately Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Empower Moderately Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.68%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.42%
Empower Moderately Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.33%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Moderately Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.89%
Empower Moderately Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.68%
Empower Moderately Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.42%
Empower Moderately Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.91%
Empower Moderately Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.98%
Empower Moderately Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
Empower Moderately Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Empower Moderate Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower Moderate Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Moderate Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.72%
Empower Moderate Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.37%
Empower Moderate Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Moderate Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.35%
Empower Moderate Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Moderate Profile Fund - Class L | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
Empower Moderate Profile Fund - Class L | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower Moderate Profile Fund - Class L | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower Moderate Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.81%
Empower Moderate Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.72%
Empower Moderate Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.26%
Empower Moderate Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Empower Moderate Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.01%
Empower Moderate Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Empower Moderate Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Moderate Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower Moderate Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Moderate Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.72%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.37%
Empower Moderate Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Moderate Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.35%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Moderate Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
Empower Moderate Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower Moderate Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower Moderate Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.81%
Empower Moderate Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.72%
Empower Moderate Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.26%
Empower Moderate Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Empower Moderate Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.01%
Empower Moderate Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Empower Moderate Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Moderate Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower Moderate Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Moderate Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.72%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.37%
Empower Moderate Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Moderate Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.35%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Moderate Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
Empower Moderate Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower Moderate Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Empower Moderate Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.81%
Empower Moderate Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.72%
Empower Moderate Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.26%
Empower Moderate Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Empower Moderate Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.01%
Empower Moderate Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Empower Moderate Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.77%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.09%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.54%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Moderately Aggressive Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.82%
Empower Moderately Aggressive Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
Empower Moderately Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.31%
Empower Moderately Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
Empower Moderately Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.62%
Empower Moderately Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.04%
Empower Moderately Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.77%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.09%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.54%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Moderately Aggressive Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.82%
Empower Moderately Aggressive Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
Empower Moderately Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.31%
Empower Moderately Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
Empower Moderately Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.62%
Empower Moderately Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.04%
Empower Moderately Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.64%
Empower Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	16.93%
Empower Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.62%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.84%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
Empower Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.83%
Empower Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Empower Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.29%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.48%
Empower Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.55%
Empower Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.91%
Empower Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.64%
Empower Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	16.93%
Empower Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.62%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.84%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
Empower Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.83%
Empower Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Empower Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.29%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Empower Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.48%
Empower Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.55%
Empower Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.91%
Empower Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.16%
Empower Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%